Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary of Information Necessary to Calculate EPS

The following table presents information necessary to calculate the EPS for the years ended December 31, 2023, 2022 and 2021:

	2023		2022 (1)		2021 (1)
	Basic	Diluted	Basic	Diluted	Basic	Diluted
	(in million pesos)
Net income attributable to equity holders of PLDT from:
Continuing operations	26,655	26,655	11,085	11,085	26,488	26,488
Discontinued operations (Note 2)	(41)	(41)	(600)	(600)	(121)	(121)
Consolidated net income attributable to common shares	26,614	26,614	10,485	10,485	26,367	26,367
Dividends on preferred shares (Note 19)	(59)	(59)	(59)	(59)	(59)	(59)
Consolidated net income attributable to common equity holders of PLDT	26,555	26,555	10,426	10,426	26,308	26,308

	(in thousands, except per share amounts which are in pesos)
Outstanding common shares at beginning of period	216,056	216,056	216,056	216,056	216,056	216,056
Weighted average number of common shares	216,056	216,056	216,056	216,056	216,056	216,056

EPS from continuing operations	123.10	123.10	51.03	51.03	122.32	122.32
EPS from discontinued operations (Note 2)	(0.19)	(0.19)	(2.77)	(2.77)	(0.56)	(0.56)
EPS attributable to common equity holders of PLDT (Note 5)	122.91	122.91	48.26	48.26	121.76	121.76

(1) To be comparable with 2023, certain amounts for the years ended December 31, 2022 and 2021 have been reclassified to reflect the discontinued
operations of certain ePLDT subsidiaries. See Note 2 – Summary of Material Accounting Policies – Discontinued Operations for further discussion.